Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases office space and employee accommodation in the PRC under non-cancellable operating leases expiring on various dates. Payments under operating leases are expensed on a straight-line basis, after considering rent holidays, over the periods of the respective lease terms. The terms of the leases do not contain rent escalation or contingent rents, and for the years ended December 31, 2016, 2017 and 2018, total rental expenses for all operating leases amounted to RMB84,673, RMB95,654 and RMB100,006 (US$14,545) respectively.

As of December 31, 2018, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises consisting of the following:

	RMB	US$
2019	109,194	15,882
2020	39,898	5,803
2021 and thereafter	1,601	233

	150,693	21,918

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, balance sheets, and results of operations or cash flows.